Cash, Cash Equivalents and Restricted Cash (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash, Cash Equivalents and Restricted Cash [Abstract}
Number of PRC individual financial institutions	1	1
Percentage of excess cash balances	10.00%
Percentage bank deposits collectively accounted	84.40%	66.80%
Percentage cash balances collectively accounted	0.86%	0.02%
Restricted cash (in Yuan Renminbi)	¥ 768,186,638	¥ 1,474,221,741